Assumed contingent obligation related to the business combination (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of contingent liabilities in business combination

	2018	2017
	£'000s	£'000s
January 1, 2018	875	802
Impact of changes in foreign exchange rates	15	(23)
Unwinding of discount factor	106	96
December 31, 2018	996	875
For the amount recognized December 31, 2018 of £121 thousand (2017: £73 thousand) the effect if underlying assumptions were to deviate up or down is presented in the following table (assuming the probability of success does not change):